SCHEDULE OF INVESTMENTS
Ivy ProShares MSCI ACWI Index Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares		Value
Australia
Consumer Discretionary – 0.2%
Aristocrat Leisure Ltd.	2		$39
Wesfarmers Ltd.	2		82
			121

Consumer Staples – 0.1%
Coles Group Ltd.	1		17
Woolworths Ltd.	2		51
			68

Energy – 0.1%
Santos Ltd.	5		23
Woodside Petroleum Ltd.	2		31
			54

Financials – 0.6%
Australia and New Zealand Banking Group Ltd.	4		69
Australian Stock Exchange Ltd.	—	*	26
Commonwealth Bank of Australia	2		146
Insurance Australia Group Ltd.	4		14
Macquarie Group Ltd.	1		54
National Australia Bank Ltd.	5		80
QBE Insurance Group Ltd.	4		25
Suncorp Group Ltd.	3		22
Westpac Banking Corp.	5		71
			507

Health Care – 0.2%
Cochlear Ltd.	—	*	28
CSL Ltd.	1		137
Ramsay Health Care Ltd.	—	*	14
Sonic Healthcare Ltd.	1		25
			204

Industrials – 0.1%
Brambles Ltd.	4		33
Transurban Group	4		44
			77

Information Technology – 0.1%
Afterpay Ltd.(A)	—	*	43
Computershare Ltd.	2		18
			61

Materials – 0.4%
BHP Group Ltd.	4		129
BHP Group plc	3		75
Fortescue Metals Group Ltd.	4		67
Newcrest Mining Ltd.	1		26
South32 Ltd.	15		28
			325

Real Estate – 0.2%
Dexus	2		16
Goodman Group	3		46
Mirvac Group	10		20
Scentre Group	12		27
Stockland Corp. Ltd.	12		39
			148

Total Australia - 2.0%			$1,565
Austria
Financials – 0.0%
Erste Bank der Oesterreichischen Sparkassen AG	1		26

Total Austria - 0.0%			$26

Belgium
Consumer Staples – 0.1%
Anheuser-Busch InBev S.A./N.V.	1		71

Financials – 0.1%
ageas N.V.	—	*	25
Groupe Bruxelles Lambert S.A.	—	*	22
KBC Group N.V.	—	*	34
			81

Health Care – 0.0%
UCB S.A./N.V.	—	*	24

Materials – 0.0%
Solvay S.A.	—	*	22
Umicore S.A.	—	*	19
			41

Total Belgium - 0.2%			$217
Bermuda
Financials – 0.0%
Arch Capital Group Ltd.(A)	1		25

Total Bermuda - 0.0%			$25
Brazil
Consumer Discretionary – 0.1%
Lojas Renner S.A.	2		21
Magazine Luiza S.A.	6		31
MercadoLibre, Inc.(A)	—	*	97
			149

Consumer Staples – 0.0%
Ambev S.A.	8		23
Natura &Co. Holding S.A.(A)	2		19
			42

Energy – 0.1%
Petroleo Brasileiro S.A.	15		83

Financials – 0.3%
B3 S.A. - Brasil, Bolsa, Balcao	4		51
Banco Bradesco S.A.	10		52
Banco do Brasil S.A.	2		18
Itau Unibanco Holdings S.A.	9		56
Itausa Investimentos Itau S.A.	10		22
			199

Health Care – 0.0%
Notre Dame Intermedica Participacoes S.A.	1		17

Industrials – 0.0%
Localiza Rent a Car S.A.	2		28
WEG S.A.	2		34
			62

Materials – 0.1%
Suzano Papel e Cellulose S.A.	2		17
Vale S.A.	6		97
			114

Total Brazil - 0.6%			$666
Canada
Communication Services – 0.0%
Rogers Communications, Inc., Class B	—	*	21
Thomson Reuters Corp.	—	*	24
			45

Consumer Discretionary – 0.2%
Canadian Tire Corp. Ltd., Class A	—	*	19
Dollarama, Inc.	1		25
lululemon athletica, Inc.(A)	—	*	59
Magna International, Inc.	—	*	33
Restaurant Brands International, Inc.	—	*	25
			161

Consumer Staples – 0.1%
Alimentation Couche-Tard, Inc., Class B	1		44
Metro, Inc.	1		23
			67

Energy – 0.4%
Canadian Natural Resources Ltd.	2		52
Cenovus Energy, Inc.	4		22
Enbridge, Inc.	3		82
Pembina Pipeline Corp.	1		31
Suncor Energy, Inc.	3		43
TransCanada Corp.	1		49
			279

Financials – 1.2%
Bank of Montreal	1		63
Bank of Nova Scotia (The)(B)	1		76
Brookfield Asset Management, Inc., Class A	2		74
Canadian Imperial Bank of Commerce	1		55
Fairfax Financial Holdings Ltd.	—	*	15
Intact Financial Corp.	—	*	34
Manulife Financial Corp.	3		59
National Bank of Canada	1		44
Power Corp. of Canada(B)	1		23
Royal Bank of Canada	2		147
Sun Life Financial, Inc.	1		46
Toronto-Dominion Bank	2		132
			768

Industrials – 0.2%
Canadian National Railway Co.	1		96
Canadian Pacific Railway Ltd.	—	*	59
WSP Global, Inc.	—	*	23
			178

Information Technology – 0.3%
CGI Group, Inc., Class A(A)	—	*	29
Constellation Software, Inc.	—	*	47
Open Text Corp.	1		26
Shopify, Inc., Class A(A)	—	*	158
			260

Materials – 0.5%
Agnico-Eagle Mines Ltd.	—	*	31
B2Gold Corp.	3		17
Barrick Gold Corp.	2		57
First Quantum Minerals Ltd.	2		27
Franco-Nevada Corp.	—	*	41
Kinross Gold Corp.	2		18
Kirkland Lake Gold Ltd.	1		22
Lundin Mining Corp.	3		26
Nutrien Ltd.	1		43
Teck Cominco Ltd.	2		29

Wheaton Precious Metals Corp.	1		35
			346

Real Estate – 0.0%
RioCan	2		23

Utilities – 0.2%
Algonquin Power & Utilities Corp.(B)	2		32
Canadian Utilities Ltd., Class A	1		13
Emera, Inc.	1		41
Fortis, Inc.	1		47
Hydro One Ltd.	1		27
			160

Total Canada - 3.1%			$2,287
Chile
Utilities – 0.1%
Enel Americas S.A.	193		32

Total Chile - 0.1%			$32
China
Communication Services – 1.1%
Baidu.com, Inc. ADR(A)	—	*	94
Bilibili, Inc. ADR(A)(B)	—	*	31
China Mobile Ltd.	9		49
China Tower Corp. Ltd., H Shares	92		14
China Unicom Ltd.	23		13
JOYY, Inc. ADR	—	*	14
NetEase.com, Inc. ADR	1		56
Tencent Holdings Ltd.	8		557
			828

Consumer Discretionary – 1.6%
Alibaba Group Holding Ltd. ADR(A)	3		596
ANTA Sports Products Ltd.	2		38
BYD Co. Ltd., H Shares	2		44
Geely Automobile Holdings Ltd.	13		45
Huazhu Group Ltd. ADR	—	*	13
JD.com, Inc. ADR(A)	1		107
Li Ning Co. Ltd.	4		29
Meituan Dianping, Class B(A)	5		188
New Oriental Education & Technology Group, Inc. ADR(A)	—	*	47
NIO, Inc. ADR(A)	2		76
Pinduoduo, Inc. ADR(A)	1		99
Shenzhou International Group Holdings Ltd.	2		32
Trip.com Group Ltd. ADR(A)	1		29
Vipshop Holdings Ltd.(A)	1		26
YUM! Brands, Inc.	1		41
			1,410

Consumer Staples – 0.1%
China Mengniu Dairy Co. Ltd.	6		37
Hengan International Group Co. Ltd.	2		16
Yihai International Holding Ltd.	1		15
			68

Energy – 0.0%
CNOOC Ltd.	28		26

Financials – 0.6%
BOC Hong Kong (Holdings) Ltd., H Shares	116		39
China Cinda Asset Management Co. Ltd., H Shares	87		17
China Construction Bank Corp.	116		88

China Life Insurance Co. Ltd.	6		23
China Life Insurance Co. Ltd., H Shares	16		36
China Merchants Bank Co. Ltd., H Shares	8		51
China Minsheng Banking Corp. Ltd., H Shares	28		16
China Pacific Insurance (Group) Co. Ltd., H Shares	8		30
CITIC Securities Co. Ltd., H Shares	12		27
Huatai Securities Co. Ltd., H Shares	12		19
Industrial and Commercial Bank of China Ltd., H Shares	74		48
PICC Property and Casualty Co. Ltd., H Shares	30		23
Ping An Insurance (Group) Co. of China Ltd., H Shares	9		108
			525

Health Care – 0.1%
CSPC Pharmaceutical Group Ltd.	23		24
Innovent Biologics, Inc.(A)	2		26
Shandong Weigao Group Medical Polymer Co. Ltd., HShares	6		14
Sinopharm Group Co. Ltd., H Shares	7		18
WuXi AppTec Co. Ltd., H Shares(B)	1		20
WuXi Biologics (Cayman), Inc.(A)	5		65
			167

Industrials – 0.0%
China Conch Venture Holdings Ltd.	5		23
ZTO Express (Cayman), Inc. ADR	1		23
			46

Information Technology – 0.2%
AAC Technologies Holdings, Inc.(B)	2		13
GDS Holdings Ltd. ADR(A)	—	*	21
Semiconductor Manufacturing International Corp.(A)	9		24
Sunny Optical Technology (Group) Co. Ltd.	2		37
Xiaomi Corp., Class B(A)	19		80
ZTE Corp., H Shares(B)	5		13
			188

Materials – 0.0%
Anhui Conch Cement Co. Ltd., H Shares	5		30

Real Estate – 0.1%
China Overseas Land & Investment Ltd.	10		21
Country Garden Holdings Co. Ltd.	18		37
Sunac China Holdings Ltd.	5		19
			77

Utilities – 0.1%
CGN Power Co. Ltd., H Shares	64		14
ENN Energy Holdings Ltd.	2		26
			40

Total China - 3.9%			$3,405

Denmark
Consumer Staples – 0.1%
Carlsberg Group	—	*	33

Financials – 0.0%
Danske Bank A.S.	1		20

Health Care – 0.3%
Coloplast A/S, Class B	—	*	31
Genmab A.S.(A)	—	*	47
Novo Nordisk A/S, Class B	2		166
			244

Industrials – 0.3%
A.P. Moller - Maersk A/S(B)	—	*	38
DSV Panalpina A/S	—	*	60
Vestas Wind Systems A/S	—	*	73
			171

Materials – 0.0%
Chr. Hansen Holding A/S	—	*	21
Novozymes A/S, Class B	—	*	27
			48

Utilities – 0.1%
Orsted A/S	—	*	61

Total Denmark - 0.8%			$577
Finland
Energy – 0.1%
Neste Oyj	1		54

Financials – 0.2%
Nordea Bank AB(A)	6		48
Sampo plc, A Shares	1		37
			85

Industrials – 0.1%
Kone Oyj, Class B	—	*	40

Information Technology – 0.1%
Nokia Oyj	10		37

Materials – 0.1%
UPM-Kymmene Corp.	1		36

Utilities – 0.0%
Fortum Oyj	1		23

Total Finland - 0.6%			$275
France
Communication Services – 0.2%
Orange S.A.	3		39
Publicis Groupe S.A.	—	*	22
Ubisoft Entertainment S.A.(A)	—	*	18
Vivendi Universal	2		50
			129

Consumer Discretionary – 0.7%
Accor S.A.	1		24
Compagnie Generale des Etablissements Michelin, Class B	—	*	32
EssilorLuxottica S.A.	—	*	64
Hermes International	—	*	55
LVMH Moet Hennessy - Louis Vuitton	—	*	235
Peugeot S.A.	1		31
Pinault-Printemps-Redoute S.A.	—	*	78
			519

Consumer Staples – 0.4%
Danone S.A.	1		51
L’Oreal	—	*	132
Pernod Ricard S.A.	—	*	55
			238

Energy – 0.2%
Total S.A.(B)	3		140

Financials – 0.3%
Axa S.A.	3		62
BNP Paribas S.A.	2		80
Credit Agricole Group	3		33
Societe Generale S.A.	1		30
			205

Health Care – 0.2%
Eurofins Scientific SE	—	*	22
Sanofi-Aventis	2		148
			170

Industrials – 0.5%
Airbus SE	1		90
Alstom	—	*	20
Bouygues S.A.	1		23
Compagnie de Saint-Gobain	1		33
Eiffage S.A.	—	*	24
Legrand S.A.	1		46
Safran	—	*	66
Schneider Electric S.A.	1		113
Teleperformance SE	—	*	37
Thales	—	*	17
Vinci	1		78
			547

Information Technology – 0.3%
Atos S.A.	—	*	44
Cap Gemini S.A.	—	*	46
Dassault Systemes S.A.	—	*	47
Edenred S.A.	1		30
			167

Materials – 0.1%
Arkema S.A.	—	*	25
L Air Liquide S.A.	1		94
			119

Utilities – 0.1%
ENGIE	3		48
Veolia Environnement S.A.	1		28
			76

Total France - 3.0%			$2,310
Germany
Communication Services – 0.1%
Deutsche Telekom AG, Registered Shares	4		77
Scout24 AG	—	*	19
			96
Consumer Discretionary – 0.3%adidas AG	—	*	94
Bayerische Motoren Werke AG	—	*	38
Continental AG	—	*	27
Daimler AG	1		75
Delivery Hero SE(A)	—	*	36
Porsche Automobil Holding SE	—	*	25
Zalando SE(A)	—	*	28
			323

Consumer Staples – 0.0%
Beiersdorf Aktiengesellschaft	—	*	23
Henkel AG & Co. KGaA	—	*	16
			39

Financials – 0.4%
Allianz AG, Registered Shares	1		130
Deutsche Bank AG	3		36
Deutsche Boerse AG	—	*	49
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	—	*	64
			279

Health Care – 0.3%
Bayer AG	1		77
Fresenius Medical Care AG & Co. KGaA	—	*	26
Fresenius SE & Co. KGaA	1		31
Merck KGaA	—	*	36
Sartorius AG	—	*	24
			194

Industrials – 0.3%
Brenntag AG	—	*	28
Deutsche Post AG	1		72
MTU Aero Engines Holding AG	—	*	23
Siemens AG	1		155
			278

Information Technology – 0.3%
Infineon Technologies AG	2		62
SAP AG	1		173
			235

Materials – 0.2%
BASF Aktiengesellschaft	1		94
HeidelbergCement AG	—	*	13
Symrise AG	—	*	36
			143

Real Estate – 0.2%
Deutsche Wohnen AG	1		31
Vonovia SE	1		50
			81

Utilities – 0.2%
E.ON AG	4		41
RWE Aktiengesellschaft	1		41
			82

Total Germany - 2.3%			$1,750
Hong Kong
Communication Services – 0.0%
HKT Trust and HKT Ltd.	12		16

Consumer Discretionary – 0.0%
Galaxy Entertainment Group	4		30

Consumer Staples – 0.0%
China Resources Beer (Holdings) Co. Ltd.	3		28
WH Group Ltd.	27		23
			51

Financials – 0.4%
AIA Group Ltd.	17		202
BOC Hong Kong (Holdings) Ltd.	7		23
China Taiping Insurance Holdings Co. Ltd.	14		24
Hang Seng Bank Ltd.	2		27
Hong Kong Exchanges and Clearing Ltd.	2		95
			371

Health Care – 0.0%
Alibaba Health Information Technology Ltd.(A)	7		20
Sino Biopharmaceutical Ltd.	26		25
			45

Industrials – 0.1%
CITIC Pacific Ltd.	17		12
Jardine Matheson Holdings Ltd.	—	*	20
MTR Corp. Ltd.	4		20
Techtronic Industries Co. Ltd.	2		35
			87

Information Technology – 0.0%
Lenovo Group Ltd.	28		26

Materials – 0.0%
China National Building Material Co. Ltd., H Shares	13	16

Real Estate – 0.4%
Cheung Kong (Holdings) Ltd.	12	70
China Resources Land Ltd.	7	27
Hang Lung Properties Ltd.	7	18
Henderson Land Development Co. Ltd.	4	16
Hongkong Land Holdings Ltd.	3	14
Link (The)	4	41
Longfor Group Holdings Ltd.	4	22
New World Development Co. Ltd.	4	20
Sino Land Co. Ltd.	11	15
Sun Hung Kai Properties Ltd.	3	35
Swire Pacific Ltd., Class A	3	15
Wharf (Holdings) Ltd. (The)	4	21
		314

Utilities – 0.1%
Beijing Enterprises Holdings Ltd.	7	23
China Gas Holdings Ltd.	5	22
CLP Holdings Ltd.	3	30
Hong Kong & China Gas Co. Ltd.	22	33
Power Assets Holdings Ltd.	4	22
		130

Total Hong Kong - 1.0%		$1,086
India
Consumer Discretionary – 0.1%
Tata Motors Ltd. ADR(A)	3	41

Energy – 0.2%
Reliance Industries Ltd. GDR(C)	3	138

Financials – 0.1%
ICICI Bank Ltd. ADR	7	108

Health Care – 0.1%
Dr. Reddy’s Laboratories Ltd. ADR	1	66

Industrials – 0.1%
Larsen & Toubro Ltd. GDR(B)	6	98

Information Technology – 0.3%
Infosys Technologies Ltd. ADR	8	131
Wipro Ltd. ADR	12	67
		198

Materials – 0.1%
Vedanta Ltd. ADR	6	52

Total India - 1.0%		$701
Indonesia
Communication Services – 0.0%
PT Telekom Indonesia Tbk	117	28

Consumer Discretionary – 0.0%
PT Astra International Tbk	59	25

Consumer Staples – 0.0%
PT Indofood CBP Sukses Makmur Tbk	15	10

Financials – 0.1%
Bank Central Asia Tbk PT	16	38
PT Bank Mandiri (Persero) Tbk	46	21
PT Bank Negara Indonesia (Persero) Tbk	37	16

PT Bank Rakyat Indonesia	107		32
			107

Total Indonesia - 0.1%			$170
Ireland
Consumer Discretionary – 0.1%
Flutter Entertainment plc	—	*	50

Consumer Staples – 0.1%
Kerry Group plc, Class A	—	*	44

Health Care – 0.3%
Medtronic plc	2		199

Industrials – 0.1%
DCC plc	—	*	14
Kingspan Group plc	—	*	21
Trane Technologies plc	—	*	47
			82

Information Technology – 0.3%
Accenture plc, Class A	1		213

Materials – 0.0%
James Hardie Industries plc, Class C	1		28

Total Ireland - 0.9%			$616
Isle of Man
Consumer Discretionary – 0.0%
GVC Holdings plc	1		22

Total Isle of Man - 0.0%			$22
Israel
Health Care – 0.0%
Teva Pharmaceutical Industries Ltd. ADR(A)	2		20

Information Technology – 0.1%
NICE Systems Ltd. ADR(A)	—	*	41
Wix.com Ltd.(A)	—	*	21
			62

Total Israel - 0.1%			$82
Italy
Consumer Discretionary – 0.0%
Ferrari N.V.	—	*	40
Moncler S.p.A.	—	*	29
			69

Energy – 0.1%
Eni S.p.A.	4		38

Financials – 0.1%
Assicurazioni Generali S.p.A.(A)	2		31
Banca Intesa S.p.A.	18		42
FinecoBank S.p.A.	1		23
Mediobanca S.p.A.(A)	2		18
UniCredit S.p.A.	3		25
			139

Industrials – 0.0%
Prysmian S.p.A.	1		20

Utilities – 0.1%
ENEL S.p.A.	11		107
Snam S.p.A.	4		23
Terna Rete Elettrica Nazionale S.p.A.	3		22
			152

Total Italy - 0.3%			$418
Japan
Communication Services – 0.6%
KDDI Corp.	2		70
Nexon Co. Ltd.	1		30
Nintendo Co. Ltd.	—	*	103
Nippon Telegraph and Telephone Corp.	1		31
SoftBank Corp.	4		44

SoftBank Group Corp.	2		171
Z Holdings Corp.	5		29
			478

Consumer Discretionary – 1.0%
Bandai Namco Holdings, Inc.	—	*	32
Bridgestone Corp.	1		18
Denso Corp.	1		47
Fast Retailing Co. Ltd.	—	*	74
Honda Motor Co. Ltd.	2		58
Nissan Motor Co. Ltd.	5		28
Nitori Co. Ltd.	—	*	31
Oriental Land Co. Ltd.	—	*	52
Pan Pacific International Holdings Corp.	1		22
Panasonic Corp.	4		44
Sekisui House Ltd.	1		29
Shimano, Inc.	—	*	30
Sony Corp.	2		163
Subaru Corp.	1		21
Suzuki Motor Corp.	1		28
Toyota Industries Corp.	—	*	28
Toyota Motor Corp.	2		185
Yamaha Corp.	—	*	15
			905

Consumer Staples – 0.5%
Aeon Co. Ltd.	1		30
Ajinomoto Co., Inc.	1		25
Asahi Breweries Ltd.(B)	1		29
Japan Tobacco, Inc.(B)	1		18
Kao Corp.	1		53
Kikkoman Corp.	—	*	27
Kirin Brewery Co. Ltd.(B)	1		32
Meiji Holdings Co. Ltd.	—	*	13
Seven & i Holdings Co. Ltd.	1		42
Shiseido Co. Ltd.	1		50
Unicharm Corp.	1		37
Yakult Honsha Co. Ltd.	—	*	12
			368

Financials – 0.7%
Dai-ichi Mutual Life Insurance Co. (The)	2		33
Daiwa Securities Group, Inc.	3		14
Japan Exchange Group, Inc.	1		23
Kabushiki Kaisha Mitsubishi Tokyo Financial Group	15		68
Mizuho Financial Group, Inc.	3		37
MS&AD Insurance Group Holdings, Inc.	1		26
Nomura Holdings, Inc.	4		23
ORIX Corp.	4		57
Resona Holdings, Inc.	4		14
Sompo Holdings, Inc.	1		37
Sumitomo Mitsui Financial Group, Inc.	2		56
Sumitomo Mitsui Trust Holdings, Inc.	1		21
T&D Holdings, Inc.	3		36
Tokio Marine Holdings, Inc.	1		54
			499

Health Care – 1.2%
Asahi Intecc Co. Ltd.	1		24
Astellas Pharma, Inc.	3		48
Chugai Pharmaceutical Co. Ltd.	1		54
Daiichi Sankyo Co. Ltd.	2		80
Eisai Co. Ltd.	—	*	33
Hoya Corp.	1		80
M3, Inc.	1		66
Olympus Corp.	2		43
Ono Pharmaceutical Co. Ltd.	1		36
Otsuka Holdings Co. Ltd.(B)	1		31
Santen Pharmaceutical Co. Ltd.	2		25
Shionogi & Co. Ltd.	1		33
Sysmex Corp.	—	*	37

Takeda Pharmaceutical Co. Ltd.	2		80
Terumo Corp.	1		49
			719

Industrials – 1.4%
Central Japan Railway Co.	—	*	30
Daifuku Co. Ltd.	—	*	30
Daikin Industries Ltd.	—	*	75
East Japan Railway Co.	—	*	30
FANUC Ltd.	—	*	73
Hankyu Hanshin Holdings, Inc.	1		25
ITOCHU Corp.	2		60
Keihan Holdings Co. Ltd.	—	*	24
Keikyu Corp.	1		19
Komatsu Ltd.	2		47
Kubota Corp.	2		39
Makita Corp.	1		30
Marubeni Corp.	3		23
Minebea Mitsumi, Inc.	1		25
MISUMI Group, Inc.	1		25
Mitsubishi Corp.	2		47
Mitsubishi Electric Corp.	3		40
Mitsubishi Heavy Industries Ltd.	1		27
Mitsui & Co. Ltd.	3		50
Nagoya Railroad Co. Ltd.	1		20
Nidec Corp.	1		83
Nihon M&A Center, Inc.	—	*	30
Odakyu Electric Railway Co. Ltd.	1		30
Recruit Holdings Co. Ltd.	2		78
Secom Co. Ltd.	—	*	29
SG Holdings Co. Ltd.	1		18
SMC Corp.	—	*	56
Sumitomo Corp.	2		31
Tokyu Corp.	1		18
Toshiba Corp.	1		24
Toyota Tsusho Corp.	1		20
YASKAWA Electric Corp.	1		35
			1,191

Information Technology – 1.0%
Advantest Corp.	—	*	34
Canon, Inc.(B)	2		31
FUJIFILM Holdings Corp.	1		32
Fujitsu Ltd.	—	*	43
Hamamatsu Photonics K.K.	—	*	28
Hitachi Ltd.	1		55
Keyence Corp.	—	*	144
Kyocera Corp.	1		33
Murata Manufacturing Co. Ltd.	1		80
Nomura Research Institute Ltd.	1		26
OBIC Co. Ltd.	—	*	36
OMRON Corp.	—	*	34
Ricoh Co. Ltd.	2		14
ROHM Co. Ltd.	—	*	37
Shimadzu Corp.	1		27
TDK Corp.	—	*	43
Tokyo Electron Ltd.	—	*	82
Trend Micro, Inc.(B)	—	*	22
			801

Materials – 0.5%
Asahi Kasei Corp.	4		42
Mitsubishi Chemical Holdings Corp.	3		21
Mitsui Chemicals, Inc.	1		31
Nippon Paint Holdings Co. Ltd.	—	*	32
Nippon Steel Corp.	3		33
Nissan Chemical Corp.	—	*	18
Nitto Denko Corp.	1		49
Shin-Etsu Chemical Co. Ltd.	1		93
Sumitomo Chemical Co. Ltd.	10		41
			360

Real Estate – 0.3%
Daito Trust Construction Co. Ltd.	—	*	18
Daiwa House Industry Co. Ltd.	1		33
Mitsubishi Estate Co. Ltd.	2		33
Mitsui Fudosan Co. Ltd.	2		33
Nippon Building Fund, Inc.	—	*	29
Sumitomo Realty & Development Co. Ltd.	1		21
Tokyu Fudosan Holdings Corp.	4		19
			186

Utilities – 0.0%
Osaka Gas Co. Ltd.	1		17
Tohoku Electric Power Co., Inc.	2		18
Tokyo Gas Co. Ltd.	1		19
			54

Total Japan - 7.2%			$5,561
Macau
Consumer Discretionary – 0.0%
Sands China Ltd.	6		26
Wynn Macau Ltd.	7		12
			38

Total Macau - 0.0%			$38
Malaysia
Financials – 0.1%
CIMB Group Holdings Berhad	26		28
Public Bank Berhad	8		43
			71

Health Care – 0.0%
Hartalega Holdings Berhad	4		12
Top Glove Corp. Berhad	3		4
			16

Utilities – 0.0%
Tenaga Nasional Berhad	8		22

Total Malaysia - 0.1%			$109
Mexico
Communication Services – 0.1%
America Movil S.A.B. de C.V., Series L	69		51

Consumer Staples – 0.0%
Fomento Economico Mexicano S.A.B. de C.V.	4		27
Wal-Mart de Mexico S.A.B. de C.V.	8		22
			49

Financials – 0.0%
Grupo Financiero Banorte S.A.B. de C.V.(A)	5		26

Materials – 0.1%
CEMEX S.A.B. de C.V.	59		31
Grupo Mexico S.A.B. de C.V.	8		34
			65

Total Mexico - 0.2%			$191
Netherlands
Communication Services – 0.0%
Koninklijke KPN N.V.	8		23

Consumer Discretionary – 0.1%
Just Eat Takeaway.com N.V.(A)	—	*	27
Prosus N.V.	1		76
			103

Consumer Staples – 0.2%
Heineken Holding N.V.	—	*	23

Heineken N.V.(B)	—	*	46
Koninklijke Ahold Delhaize N.V.	2		46
			115

Energy – 0.2%
Royal Dutch Shell plc, Class A	5		96
Royal Dutch Shell plc, Class B	5		85
			181

Financials – 0.1%
Aegon N.V.	4		18
ING Groep N.V., Certicaaten Van Aandelen	6		59
NN Group N.V.	1		30
			107

Health Care – 0.2%
argenx SE(A)	—	*	29
Koninklijke Philips Electronics N.V., Ordinary Shares	1		61
Qiagen N.V.(A)	—	*	17
			107

Industrials – 0.0%
Wolters Kluwer N.V.	—	*	33

Information Technology – 0.6%
Adyen N.V.(A)	—	*	65
ASML Holding N.V., Ordinary Shares	1		274
NXP Semiconductors N.V.	—	*	65
			404

Materials – 0.2%
Akzo Nobel N.V.	—	*	44
Koninklijke DSM N.V.	—	*	49
			93

Total Netherlands - 1.6%			$1,166
Norway
Communication Services – 0.0%
Telenor ASA	1		25

Consumer Staples – 0.0%
Mowi ASA	1		18
Orkla ASA	2		19
			37

Energy – 0.0%
Equinor ASA	2		34

Financials – 0.1%
DNB ASA(A)	2		37

Materials – 0.0%
Yara International ASA	—	*	19

Total Norway - 0.1%			$152
Peru
Financials – 0.0%
Credicorp Ltd.	—	*	19

Total Peru - 0.0%			$19
Philippines
Industrials – 0.0%
Ayala Corp.	1		15

Real Estate – 0.0%
Ayala Land, Inc.	22		19

Total Philippines - 0.0%			$34
Poland
Communication Services – 0.0%
CD Projekt S.A.(A)	—	*	13
Cyfrowy Polsat S.A.	4		31
			44

Energy – 0.0%
Polski Koncern Naftowy Orlen S.A.	2		24

Financials – 0.1%
Bank Pekao S.A.	2		29
PKO Bank Polski S.A.	4		33
Powszechny Zaklad Ubezpieczen S.A.	4		37
			99

Materials – 0.0%
KGHM Polska Miedz S.A.	1		31

Total Poland - 0.1%			$198
Portugal
Utilities – 0.0%
EDP - Energias de Portugal S.A.	5		31

Total Portugal - 0.0%			$31
Romania
Real Estate – 0.0%
NEPI Rockcastle plc	4		24

Total Romania - 0.0%			$24
Russia
Communication Services – 0.0%
Mobile TeleSystems OJSC ADR	2		20

Consumer Staples – 0.0%
Magnit PJSC GDR	1		23

Energy – 0.2%
OAO Novatek GDR	—	*	27
Open Joint Stock Co. Gazprom ADR	10		57
PJSC LUKOIL ADR	1		51
Surgutneftegas PJSC ADR	4		19
Tatneft PJSC	1		23
			177

Financials – 0.1%
Sberbank of Russia PJSC ADR	4		59

Materials – 0.1%
MMC Norilsk Nickel PJSC ADR	1		41

Total Russia - 0.4%			$320
Singapore
Communication Services – 0.1%
Singapore Telecommunications Ltd.	17		31

Consumer Staples – 0.0%
Wilmar International Ltd.	7		26

Financials – 0.3%
DBS Group Holdings Ltd.	3		53
Oversea-Chinese Banking Corp. Ltd.	5		36
Singapore Exchange Ltd.	3		22
United Overseas Bank Ltd.	2		36
			147

Industrials – 0.0%
Keppel Corp. Ltd.	6		23
Singapore Airlines Ltd.	8		26
Singapore Technologies Engineering Ltd.	8		24
			73

Real Estate – 0.0%
CapitaLand Ltd.	10		24
City Developments Ltd.	3		19
UOL Group Ltd.	4		24
			67

Total Singapore - 0.4%			$344
South Africa
Communication Services – 0.2%
MTN Group Ltd.	3		11
Naspers Ltd., Class N	1		126
			137

Financials – 0.0%
Absa Group Ltd.	2		13
FirstRand Ltd.	7		23
Old Mutual plc	15		12
Remgro Ltd.	2		15
Standard Bank Group Ltd.	2		17
			80

Materials – 0.0%
AngloGold Ashanti Ltd.	1		20
Gold Fields Ltd.	2		16
Impala Platinum Holdings Ltd.	3		36
Mondi plc	1		13
Sasol Ltd.	1		13
Sibanye-Stillwater Ltd.	6		23
			121

Total South Africa - 0.2%			$338
South Korea
Communication Services – 0.1%
Daum Communications Corp.	—	*	38
Naver Corp.(A)	—	*	53
NCsoft Corp.(A)	—	*	30
			121

Consumer Discretionary – 0.3%
Hyundai Mobis	—	*	32
Hyundai Motor Co.	—	*	53
Kia Motors Corp.(A)	1		47
LG Electronics, Inc.	—	*	50
			182

Consumer Staples – 0.0%
Korea Tobacco & Ginseng Corp.	—	*	25
LG Household & Health Care Ltd.(A)	—	*	34
			59

Financials – 0.0%
Hana Financial Group, Inc.	1		24
KB Financial Group, Inc.	1		30
Samsung Life Insurance Co. Ltd.(A)	—	*	19
Shinhan Financial Group Co. Ltd.	1		29
			102

Health Care – 0.1%
Celltrion, Inc.(A)	—	*	60
Samsung BioLogics Co. Ltd.(A)	—	*	27
			87

Information Technology – 0.8%
LG Display Co. Ltd.	1		25
Samsung Electro-Mechanics Co. Ltd.(A)	—	*	31
Samsung Electronics Co. Ltd.	6		464
Samsung SDI Co. Ltd.	—	*	60
SK hynix, Inc.	1		98
			678

Materials – 0.2%
LG Chem Ltd.(A)	—	*	59
POSCO	—	*	46
			105

Utilities – 0.0%
Korea Electric Power Corp.	1		30

Total South Korea - 1.5%			$1,364
Spain
Communication Services – 0.0%
Cellnex Telecom SAU	—	*	29
Telefonica S.A.	8		31
			60

Consumer Discretionary – 0.1%
Industria de Diseno Textil S.A.	2		56

Energy – 0.0%
Repsol YPF S.A.	2		19

Financials – 0.2%
Banco Bilbao Vizcaya Argentaria S.A.	11		55
Banco Santander S.A.	23		73
CaixaBank S.A.	6		16
			144

Health Care – 0.0%
Grifols S.A.	1		16

Industrials – 0.2%
Aena S.A.	—	*	24
Ferrovial S.A.	1		29
			53

Information Technology – 0.1%
Amadeus IT Holding S.A.	1		51

Utilities – 0.1%
Iberdrola S.A.	7		104

Total Spain - 0.7%			$503
Sweden
Consumer Discretionary – 0.0%
H & M Hennes & Mauritz AB	1		30

Consumer Staples – 0.0%
Swedish Match AB	—	*	21

Financials – 0.2%
Investor AB, B Shares	1		62
Kinnevik AB, Class B	1		40
Skandinaviska Enskilda Banken AB, Series A	2		23
Svenska Handelsbanken AB, Class A	3		27
Swedbank AB	1		26
			178

Industrials – 0.4%
AB Volvo, Class B	2		56
Alfa Laval AB	1		17
Assa Abloy AB, Class B	2		44
Atlas Copco AB, Class A	2		82
Epiroc AB, Class A	2		36
NIBE Industrier AB	1		19
Sandvik AB	2		51
			305

Information Technology – 0.2%
Hexagon AB, Class B	—	*	42
Telefonaktiebolaget LM Ericsson, B Shares	4		51
			93

Materials – 0.0%
Boliden AB	1		21
Svenska Cellulosa Aktiebolaget SCA (publ), Class B	1		34
			55

Total Sweden - 0.8%			$682
Switzerland
Communication Services – 0.0%
Swisscom AG, Registered Shares	—	*	28

Consumer Discretionary – 0.1%
Compagnie Financiere Richemont S.A.	1		68

Consumer Staples – 0.6%
Chocoladefabriken Lindt & Sprungli AG	—	*	29
Nestle S.A., Registered Shares	4		465
			494

Financials – 0.6%
Chubb Ltd.	1		85
Credit Suisse Group AG, Registered Shares	4		48
Julius Baer Group Ltd.	—	*	26
Partners Group Holding AG	—	*	52
Swiss Life Holding Zurich	—	*	34
Swiss Re Ltd.	1		52
UBS Group AG	5		72
Zurich Financial Services, Registered Shares	—	*	91
			460

Health Care – 0.9%
Alcon, Inc.	1		43
Lonza Group Ltd., Registered Shares	—	*	56
Novartis AG, Registered Shares	3		270
Roche Holdings AG, Genusscheine	1		323
Sonova Holding AG	—	*	24
Straumann Holding AG	—	*	23
Vifor Pharma AG	—	*	25
			764

Industrials – 0.3%
ABB Ltd.	3		74
Ferguson plc	—	*	46
Geberit AG, Registered	—	*	59
Kuehne & Nagel International AG	—	*	21
Schindler Holding AG	—	*	23
SGS S.A.	—	*	30
			253

Information Technology – 0.0%
Logitech International S.A., Registered Shares	—	*	26
STMicroelectronics N.V.	1		39
TEMENOS Group AG	—	*	19
			84

Materials – 0.4%
Clariant Ltd., Registered Shares	1		13
Givaudan S.A., Registered Shares	—	*	51
Glencore International plc	18		57
LafargeHolcim Ltd.	1		44
Sika AG	—	*	49
			214

Total Switzerland - 2.9%			$2,365
Taiwan
Consumer Discretionary – 0.0%
Hotai Motor Co. Ltd.	1		18

Consumer Staples – 0.0%
President Chain Store Corp.	2		20
Uni-President Enterprises Corp.	12		30
			50

Financials – 0.1%
Chailease Holding Co. Ltd.	6		37
Chinatrust Financial Holding Co. Ltd.	44		31
E.Sun Financial Holding Co. Ltd.	36		32

First Commercial Bank Co. Ltd.	32		25
Fubon Financial Holding Co. Ltd.	15		25
Mega Financial Holding Co.	16		17
Yuanta Financial Holdings Co. Ltd.	50		37
			204

Information Technology – 1.3%
Advanced Semiconductor Engineering, Inc.	14		41
Asustek Computer, Inc.	3		26
Delta Electronics, Inc.	6		52
Foxconn Technology Co. Ltd.	16		30
Hon Hai Precision Industry Co. Ltd.	21		68
Largan Precision Co. Ltd.	—	*	29
MediaTek, Inc.	2		64
Quanta Computer, Inc.	7		20
Realtek Semiconductor Corp.	2		22
Taiwan Semiconductor Manufacturing Co. Ltd.	33		619
United Microelectronics Corp.	34		57
Yageo Corp.	1		26
			1,054

Materials – 0.1%
China Steel Corp.	34		30
Formosa Chemicals & Fiber Corp.	12		35
Formosa Plastics Corp.	10		36
Nan Ya Plastics Corp.	15		37
Taiwan Cement Corp.	15		24
			162

Total Taiwan - 1.5%			$1,488
Thailand
Consumer Staples – 0.0%
CP ALL plc	14		27

Energy – 0.0%
PTT Public Co. Ltd.	19		27

Financials – 0.0%
Bangkok Bank Public Co. Ltd.	16		11
Kasikornbank Public Co. Ltd.	6		22
			33

Industrials – 0.0%
Airports of Thailand Public Co. Ltd.	9		19
BTS Group Holdings Public Co. Ltd.	55		17
			36

Information Technology – 0.0%
Delta Electronis Public Co. Ltd.	1		21

Materials – 0.0%
PTT Global Chemical Public Co. Ltd.	10		20
Siam Cement Public Co. Ltd. (The)	2		21
			41

Total Thailand - 0.0%			$185
United Kingdom
Communication Services – 0.3%
BT Group plc	17		31
Informa plc	4		29
Vodafone Group plc	39		65
WPP Group plc	2		25
			150

Consumer Discretionary – 0.4%
Aptiv plc	—	*	54
Barratt Developments plc	3		25
Compass Group plc	3		57
Fiat S.p.A.	1		25
InterContinental Hotels Group plc	—	*	29
NEXT plc	—	*	24
Ocado Group plc(A)	1		26
Persimmon plc	1		30
			270

Consumer Staples – 0.8%
Associated British Foods plc	1		19
British American Tobacco plc	3		119
Coca-Cola European Partners plc	—	*	19
Coca-Cola HBC AG	1		20
Diageo plc	3		119
Imperial Tobacco Group plc	1		29
Reckitt Benckiser Group plc	1		85
Tesco plc	13		41
Unilever plc	4		215
			666

Energy – 0.1%
BP plc	28		96

Financials – 0.9%
3i Group plc	2		32
Aon plc	—	*	63
Aviva plc	8		34
Barclays plc	28		57
HSBC Holdings plc	27		141
Legal & General Group plc	12		44
Lloyds Banking Group plc	114		57
London Stock Exchange Group plc, New Ordinary Shares	—	*	53
Prudential plc	4		67
Standard Chartered plc	5		31
Willis Towers Watson plc	—	*	40
			619

Health Care – 0.4%
AstraZeneca plc	2		175
GlaxoSmithKline plc	7		123
Smith & Nephew plc	1		29
			327
Industrials – 0.4%
Ashtead Group plc	1		39
BAE Systems plc	5		35
Bunzl plc	1		23
Experian plc	1		49
IHS Markit Ltd.	1		55
Intertek Group plc	—	*	30
RELX plc	3		64
Rentokil Initial plc	4		30
Smiths Group plc	1		24
Spirax-Sarco Engineering plc	—	*	31
			380

Information Technology – 0.0%
Halma plc	1		35
Sage Group plc	2		19
			54

Materials – 0.7%
Amcor plc	3		36
Anglo American plc	2		65
Croda International plc	—	*	25
Linde plc	1		194
Rio Tinto Ltd.	1		56
Rio Tinto plc	1		111
			487

Utilities – 0.2%
National Grid plc	5		55
SSE plc	2		39

United Utilities Group plc	1		16
			110

Total United Kingdom - 4.2%			$3,159
United States
Communication Services – 6.3%
Activision Blizzard, Inc.	1		95
Alphabet, Inc., Class A(A)	—	*	712
Alphabet, Inc., Class C(A)	—	*	716
AT&T, Inc.	10		273
CenturyLink, Inc.	2		16
Charter Communications, Inc., Class A(A)	—	*	132
Comcast Corp., Class A	6		317
Discovery, Inc.(A)	1		19
Electronic Arts, Inc.	—	*	55
Facebook, Inc., Class A(A)	3		893
Fox Corp., Class A	1		27
IAC/InterActiveCorp(A)	—	*	22
Liberty Broadband Corp.(A)	—	*	36
Liberty Global, Inc., Series C(A)	1		22
Match Group, Inc.(A)	—	*	43
Netflix, Inc.(A)	1		319
Omnicom Group, Inc.	—	*	22
Pinterest, Inc., Class A(A)	1		45
Roku, Inc.(A)	—	*	58
Sirius XM Holdings, Inc.(B)	3		17
Snap, Inc., Class A(A)	1		61
Take-Two Interactive Software, Inc.(A)	—	*	36
T-Mobile U.S., Inc.(A)	1		90
Twitter, Inc.(A)	1		59
Verizon Communications, Inc.	5		316
ViacomCBS, Inc., Class B	1		31
Walt Disney Co. (The)	2		435
Zillow, Inc.(A)	—	*	39
			4,906

Consumer Discretionary – 7.5%
Advance Auto Parts, Inc.	—	*	17
Amazon.com, Inc.(A)	1		1,876
AutoZone, Inc.(A)	—	*	40
Best Buy Co., Inc.	—	*	37
Booking Holdings, Inc.(A)	—	*	118
Burlington Stores, Inc.(A)	—	*	30
CarMax, Inc.(A)	—	*	26
Chipotle Mexican Grill, Inc., Class A(A)	—	*	58
D.R. Horton, Inc.	1		40
Darden Restaurants, Inc.	—	*	28
Dollar General Corp.	—	*	70
Dollar Tree, Inc.(A)	—	*	40
Domino’s Pizza, Inc.	—	*	23
eBay, Inc.	1		48
Expedia, Inc.	—	*	31
Ford Motor Co.	5		46
Garmin Ltd.	—	*	34
General Motors Co.	2		69
Genuine Parts Co.	—	*	25
Hasbro, Inc.	—	*	22
Hilton Worldwide Holdings, Inc.	—	*	47
Home Depot, Inc. (The)	1		385
Las Vegas Sands, Inc.	1		36
Lennar Corp.	—	*	37
LKQ Corp.(A)	1		22
Lowe’s Co., Inc.	1		163
Marriott International, Inc., Class A	—	*	48
McDonalds Corp.	1		214
MGM Resorts International	1		26
NIKE, Inc., Class B	2		230
NVR, Inc.(A)	—	*	24
O’Reilly Automotive, Inc.(A)	—	*	46
Peloton Interactive, Inc., Class A(A)	—	*	43
Pulte Homes, Inc.	1		23
Ross Stores, Inc.	1		63

Royal Caribbean Cruises Ltd.	—	*	22
Starbucks Corp.	2		172
TAL Education Group ADR(A)	1		46
Target Corp.	1		117
Tesla Motors, Inc.(A)	1		717
Tiffany & Co.	—	*	25
TJX Cos., Inc. (The)	2		111
Tractor Supply Co.	—	*	27
Uber Technologies, Inc.(A)	1		63
Ulta Beauty, Inc.(A)	—	*	26
V.F. Corp.	1		47
Vail Resorts, Inc.	—	*	16
Wayfair, Inc., Class A(A)(B)	—	*	21
Whirlpool Corp.	—	*	22
Wynn Resorts Ltd.	—	*	17
YUM! Brands, Inc.	—	*	47
			5,581

Consumer Staples – 3.8%
Altria Group, Inc.	3		105
Archer Daniels Midland Co.	1		37
Brown-Forman Corp., Class B	1		40
Campbell Soup Co.	—	*	17
Church & Dwight Co., Inc.	—	*	37
Clorox Co. (The)	—	*	41
Coca-Cola Co. (The)	5		292
Colgate-Palmolive Co.	1		92
ConAgra Foods, Inc.	1		30
Constellation Brands, Inc.	—	*	58
Costco Wholesale Corp.	1		219
Estee Lauder Co., Inc. (The), Class A	—	*	81
General Mills, Inc.	1		49
Hershey Foods Corp.	—	*	35
Hormel Foods Corp.	1		24
J.M. Smucker Co. (The)	—	*	26
Kellogg Co.	—	*	28
Keurig Dr Pepper, Inc.	1		18
Kimberly-Clark Corp.	—	*	62
Kraft Foods Group, Inc.	1		40
Kroger Co. (The)	1		34
Lamb Weston Holdings, Inc.	—	*	21
McCormick & Co., Inc.	—	*	41
Mondelez International, Inc., Class A	2		110
Monster Beverage Corp.(A)	1		53
PepsiCo, Inc.	2		270
Philip Morris International, Inc.	2		170
Procter & Gamble Co. (The)	3		466
Sysco Corp.	1		55
Tyson Foods, Inc.	—	*	31
Walgreen Co.	1		41
Wal-Mart Stores, Inc.	2		264
			2,887

Energy – 1.3%
Baker Hughes, Inc.	1		21
Cabot Oil & Gas Corp.	1		12
Cheniere Energy, Inc.(A)	—	*	15
Chevron Corp.	3		212
Concho Resources, Inc.	—	*	22
ConocoPhillips	1		54
EOG Resources, Inc.	1		48
Exxon Mobil Corp.	6		229
Halliburton Co.	1		28
Hess Corp.	—	*	24
Kinder Morgan, Inc.	3		43
Marathon Petroleum Corp.	1		42
Occidental Petroleum Corp.	1		21
ONEOK, Inc.	1		25
Phillips 66	1		50
Pioneer Natural Resources Co.	—	*	30
Schlumberger Ltd.	2		35
Valero Energy Corp.	1		41

Williams Co., Inc. (The)	2		36
			988

Financials – 5.6%
Aflac, Inc.	1		49
Alleghany Corp.	—	*	10
Allstate Corp. (The)	1		55
Ally Financial, Inc.	1		24
American Express Co.	1		108
American International Group, Inc.	1		40
Ameriprise Financial, Inc.	—	*	46
Annaly Capital Management, Inc.	3		22
Arthur J. Gallagher & Co.	—	*	35
Bank of America Corp.	10		304
Bank of New York Mellon Corp. (The)	1		50
Berkshire Hathaway, Inc., Class B(A)	2		413
BlackRock, Inc., Class A	—	*	152
Blackstone Group, Inc. (The), Class A	1		74
Capital One Financial Corp.	1		64
Charles Schwab Corp. (The)	2		122
Cincinnati Financial Corp.	—	*	23
Citigroup, Inc.	3		161
Citizens Financial Group, Inc.	1		28
CME Group, Inc.	—	*	89
Discover Financial Services	1		47
Equitable Holdings, Inc.	1		17
FactSet Research Systems, Inc.	—	*	22
Fifth Third Bancorp	1		29
First Republic Bank	—	*	38
FNF Group	1		22
Globe Life, Inc.	—	*	17
Goldman Sachs Group, Inc. (The)	—	*	120
Hartford Financial Services Group, Inc. (The)	1		27
Huntington Bancshares, Inc.	2		27
Intercontinental Exchange, Inc.	1		86
JPMorgan Chase & Co.	4		506
KeyCorp	2		33
KKR & Co.	1		36
M&T Bank Corp.	—	*	32
Markel Corp.(A)	—	*	24
MarketAxess Holdings, Inc.	—	*	33
Marsh & McLennan Cos., Inc.	1		73
MetLife, Inc.	1		50
Moody’s Corp.	—	*	70
Morgan Stanley	2		112
MSCI, Inc., Class A	—	*	50
NASDAQ, Inc.	—	*	24
Northern Trust Corp.	—	*	30
PNC Financial Services Group, Inc. (The)	1		92
Principal Financial Group, Inc.	1		28
Progressive Corp. (The)	1		75
Prudential Financial, Inc.	1		52
Raymond James Financial, Inc.	—	*	22
Regions Financial Corp.	2		35
S&P Global, Inc.	—	*	111
State Street Corp.	1		49
SVB Financial Group(A)	—	*	29
Synchrony Financial	1		34
T. Rowe Price Group, Inc.	—	*	55
Travelers Co., Inc. (The)	—	*	46
Truist Financial Corp.	2		86
U.S. Bancorp	2		79
Voya Financial, Inc.	—	*	24
Wells Fargo & Co.	5		153
			4,364

Health Care – 7.3%
Abbott Laboratories	2		249
AbbVie, Inc.	2		253
Abiomed, Inc.(A)	—	*	23
Agilent Technologies, Inc.	—	*	51
Alexion Pharmaceuticals, Inc.(A)	—	*	46
Align Technology, Inc.(A)	—	*	54
Alnylam Pharmaceuticals, Inc.(A)	—	*	27
AmerisourceBergen Corp.	—	*	23
Amgen, Inc.	1		180
Anthem, Inc.	—	*	101
Bausch Health Cos., Inc.(A)	1		14
Baxter International, Inc.	1		54
Becton Dickinson & Co.	—	*	91
Biogen, Inc.(A)	—	*	54
BioMarin Pharmaceutical, Inc.(A)	—	*	26
Boston Scientific Corp.(A)	2		62
Bristol-Myers Squibb Co.	3		189
Cardinal Health, Inc.	—	*	23
Catalent, Inc.(A)	—	*	21
Centene Corp.(A)	1		48
Cerner Corp.	—	*	39
Cigna Corp.	1		105
Cooper Cos., Inc. (The)	—	*	33
CVS Caremark Corp.	2		119
Danaher Corp.	1		180
Dentsply Sirona, Inc.	—	*	20
DexCom, Inc.(A)	—	*	46
Edwards Lifesciences Corp.(A)	1		71
Eli Lilly and Co.	1		195
Exact Sciences Corp.(A)	—	*	29
Gilead Sciences, Inc.	2		99
HCA Holdings, Inc.	—	*	58
Hologic, Inc.(A)	—	*	30
Humana, Inc.	—	*	69
IDEXX Laboratories, Inc.(A)	—	*	58
Illumina, Inc.(A)	—	*	72
Incyte Corp.(A)	—	*	27
Insulet Corp.(A)	—	*	23
Intuitive Surgical, Inc.(A)	—	*	127
Ionis Pharmaceuticals, Inc.(A)	—	*	14
Johnson & Johnson	4		552
Laboratory Corp. of America Holdings(A)	—	*	31
McKesson Corp.	—	*	42
Merck & Co., Inc.	3		271
Mettler-Toledo International, Inc.(A)	—	*	42
Moderna, Inc.(A)	—	*	43
Neurocrine Biosciences, Inc.(A)	—	*	13
PerkinElmer, Inc.	—	*	27
Pfizer, Inc.	7		270
Quest Diagnostics, Inc.	—	*	25
Quintiles Transnational Holdings, Inc.(A)	—	*	43
Regeneron Pharmaceuticals, Inc.(A)	—	*	61
ResMed, Inc.	—	*	47
Sarepta Therapeutics, Inc.(A)	—	*	24
Seattle Genetics, Inc.(A)	—	*	28
STERIS plc	—	*	28
Stryker Corp.	—	*	109
Teladoc Health, Inc.(A)	—	*	32
Teleflex, Inc.	—	*	33
Thermo Fisher Scientific, Inc.	1		245
UnitedHealth Group, Inc.	1		438
Universal Health Services, Inc., Class B	—	*	12
Varian Medical Systems, Inc.(A)	—	*	25
Veeva Systems, Inc., Class A(A)	—	*	50

Vertex Pharmaceuticals, Inc.(A)	—	*	83
Viatris, Inc.(A)	2		32
Waters Corp.(A)	—	*	11
West Pharmaceutical Services, Inc.	—	*	25
Zimmer Holdings, Inc.	—	*	49
Zoetis, Inc.	1		107
			5,801

Industrials – 5.0%
3M Co.	1		137
AMETEK, Inc.	—	*	45
Boeing Co. (The)	1		157
C.H. Robinson Worldwide, Inc.	—	*	23
Carrier Global Corp.	1		46
Caterpillar, Inc.	1		129
Cintas Corp.	—	*	45
Copart, Inc.(A)	—	*	43
CoStar Group, Inc.(A)	—	*	52
CSX Corp.	1		89
Cummins, Inc.	—	*	49
Deere & Co.	—	*	104
Dover Corp.	—	*	33
Eaton Corp.	1		71
Emerson Electric Co.	1		61
Equifax, Inc.	—	*	43
Expeditors International of Washington, Inc.	—	*	31
Fastenal Co.	1		41
FedEx Corp.	—	*	83
Fortive Corp.	—	*	30
Fortune Brands Home & Security, Inc.	—	*	19
General Dynamics Corp.	—	*	48
General Electric Co.	12		125
HEICO Corp., Class A	—	*	24
Honeywell International, Inc.	1		190
IDEX Corp.	—	*	31
Illinois Tool Works, Inc.	—	*	73
Ingersoll-Rand, Inc.(A)	1		25
J.B. Hunt Transport Services, Inc.	—	*	16
Jacobs Engineering Group, Inc.	—	*	28
Johnson Controls, Inc.	1		47
Kansas City Southern	—	*	33
L3Harris Technologies, Inc.	—	*	56
Lennox International, Inc.	—	*	6
Lockheed Martin Corp.	—	*	111
Masco Corp.	—	*	25
Norfolk Southern Corp.	—	*	78
Northrop Grumman Corp.	—	*	64
Old Dominion Freight Line, Inc.	—	*	33
Otis Worldwide Corp.	1		41
PACCAR, Inc.	1		44
Parker Hannifin Corp.	—	*	51
Raytheon Technologies Corp.	2		140
Republic Services, Inc., Class A	—	*	29
Robert Half International, Inc.	—	*	14
Rockwell Automation, Inc.	—	*	46
Rollins, Inc.	—	*	13
Roper Industries, Inc.	—	*	55
Snap-on, Inc.	—	*	23
Stanley Black & Decker, Inc.	—	*	47
TransDigm Group, Inc.(A)	—	*	48
TransUnion	—	*	37
Union Pacific Corp.	1		182
United Parcel Service, Inc., Class B	1		155
United Rentals, Inc.(A)	—	*	29
Verisk Analytics, Inc., Class A	—	*	53
W.W. Grainger, Inc.	—	*	33
Waste Connections, Inc.	—	*	39

Waste Management, Inc.	1		62
Westinghouse Air Brake Technologies Corp.	—	*	24
Xylem, Inc.	—	*	29
			3,538

Information Technology – 16.0%
Adobe, Inc.(A)	1		321
Advanced Micro Devices, Inc.(A)	2		154
Akamai Technologies, Inc.(A)	—	*	28
Amphenol Corp., Class A	—	*	54
Analog Devices, Inc.	—	*	71
ANSYS, Inc.(A)	—	*	44
Apple, Inc.	23		3,053
Applied Materials, Inc.	1		109
Arista Networks, Inc.(A)	—	*	26
Autodesk, Inc.(A)	—	*	91
Automatic Data Processing, Inc.	1		95
Avalara, Inc.(A)	—	*	20
Booz Allen Hamilton Holding Corp.	—	*	15
Broadcom Corp., Class A	1		239
Broadridge Financial Solutions, Inc.	—	*	30
Cadence Design Systems, Inc.(A)	—	*	52
CDW Corp.	—	*	31
Check Point Software Technologies Ltd.(A)	—	*	43
Cisco Systems, Inc.	6		250
Citrix Systems, Inc.	—	*	22
Cognex Corp.	—	*	24
Cognizant Technology Solutions Corp., Class A	1		61
Corning, Inc.	1		38
Coupa Software, Inc.(A)	—	*	36
CrowdStrike Holdings, Inc., Class A(A)	—	*	50
Datadog, Inc., Class A(A)	—	*	25
Dell Technologies, Inc., Class V(A)	—	*	26
DocuSign, Inc.(A)	—	*	60
EPAM Systems, Inc.(A)	—	*	33
Fair Isaac Corp.(A)	—	*	22
Fidelity National Information Services, Inc.	1		123
Fiserv, Inc.(A)	1		92
FleetCor Technologies, Inc.(A)	—	*	37
Fortinet, Inc.(A)	—	*	31
Garter, Inc., Class A(A)	—	*	30
Global Payments, Inc.	—	*	87
GoDaddy, Inc., Class A(A)	—	*	24
Hewlett Packard Enterprise Co.	2		28
Hewlett-Packard Co.	2		53
Intel Corp.	6		279
International Business Machines Corp.	1		142
Intuit, Inc.	—	*	136
Jack Henry & Associates, Inc.	—	*	16
Juniper Networks, Inc.	1		14
Keysight Technologies, Inc.(A)	—	*	39
KLA Corp.	—	*	55
Lam Research Corp.	—	*	94
Leidos Holdings, Inc.	—	*	25
Marvell Technology Group Ltd.	1		46
MasterCard, Inc., Class A	1		430
Maxim Integrated Products, Inc.	—	*	31
Microchip Technology, Inc.	—	*	47
Micron Technology, Inc.(A)	2		115
Microsoft Corp.	10		2,165
MongoDB, Inc.(A)	—	*	30

Motorola Solutions, Inc.	—	*	46
NetApp, Inc.	—	*	22
NortonLifeLock, Inc.	1		17
NVIDIA Corp.	1		451
Okta, Inc.(A)	—	*	47
Oracle Corp.	3		178
Palo Alto Networks, Inc.(A)	—	*	53
Paychex, Inc.	—	*	37
Paycom Software, Inc.(A)	—	*	35
PayPal, Inc.(A)	2		357
PTC, Inc.(A)	—	*	23
Qorvo, Inc.(A)	—	*	30
QUALCOMM, Inc.	2		231
RingCentral, Inc., Class A(A)	—	*	41
salesforce.com, Inc.(A)	1		271
Seagate Technology	—	*	28
ServiceNow, Inc.(A)	—	*	143
Skyworks Solutions, Inc.	—	*	36
Splunk, Inc.(A)	—	*	40
Square, Inc., Class A(A)	1		121
SS&C Technologies Holdings, Inc.	—	*	30
Synopsys, Inc.(A)	—	*	54
TE Connectivity Ltd.	—	*	60
Texas Instruments, Inc.	1		192
Trade Desk, Inc. (The), Class A(A)	—	*	46
Trimble Navigation Ltd.(A)	—	*	30
Twilio, Inc., Class A(A)	—	*	68
Tyler Technologies, Inc.(A)	—	*	21
VeriSign, Inc.(A)	—	*	35
Visa, Inc., Class A	2		494
VMware, Inc., Class A(A)(B)	—	*	5
Western Digital Corp.	—	*	28
Workday, Inc., Class A(A)	—	*	58
Xilinx, Inc.	—	*	50
Zebra Technologies Corp., Class A(A)	—	*	35
Zoom Video Communications, Inc.(A)	—	*	81
Zscaler, Inc.(A)	—	*	28
			12,814

Materials – 1.5%
Air Products and Chemicals, Inc.	—	*	83
Avery Dennison Corp.	—	*	34
Ball Corp.	1		58
Celanese Corp., Series A	—	*	33
CF Industries Holdings, Inc.	—	*	15
Corteva, Inc.	1		42
Crown Holdings, Inc.(A)	—	*	28
Dow, Inc.	1		62
DuPont De Nemours, Inc.	1		70
Eastman Chemical Co.	—	*	37
Ecolab, Inc.	—	*	74
FMC Corp.	—	*	33
Freeport-McMoRan Copper & Gold, Inc., Class B	2		55
International Flavors & Fragrances, Inc.	—	*	18
International Paper Co.	1		39
LyondellBasell Industries N.V., Class A	—	*	45
Martin Marietta Materials, Inc.	—	*	33
Newmont Corp.	1		63
Nucor Corp.	1		27
Packaging Corp. of America	—	*	35
PPG Industries, Inc.	—	*	48
RPM International, Inc.	—	*	17
Sherwin-Williams Co. (The)	—	*	83
Vulcan Materials Co.	—	*	35
WestRock Co.	1		28
			1,095

Real Estate – 1.5%
Alexandria Real Estate Equities, Inc.	—	*	42

American Tower Corp., Class A	1		134
AvalonBay Communities, Inc.	—	*	35
Boston Properties, Inc.	—	*	24
CB Richard Ellis Group, Inc.(A)	1		33
Crown Castle International Corp.	1		91
Digital Realty Trust, Inc.	—	*	51
Duke Realty Corp.	1		31
Equinix, Inc.	—	*	85
Equity Residential	1		33
Essex Property Trust, Inc.	—	*	28
Extra Space Storage, Inc.	—	*	29
Healthpeak Properties, Inc.	1		23
Host Hotels & Resorts, Inc.	1		21
Invitation Homes, Inc.	1		30
Iron Mountain, Inc.	1		18
Mid-America Apartment Communities, Inc.	—	*	27
ProLogis, Inc.	1		101
Public Storage, Inc.	—	*	46
Realty Income Corp.	1		33
SBA Communications Corp.	—	*	44
Simon Property Group, Inc.	—	*	40
Sun Communities, Inc.	—	*	33
UDR, Inc.	1		20
Ventas, Inc.	1		31
VICI Properties, Inc.	1		16
W.P. Carey, Inc.	—	*	24
Welltower, Inc.	1		42
Weyerhaeuser Co.	1		43
			1,208

Utilities – 1.6%
AES Corp. (The)	1		29
Alliant Energy Corp.	—	*	21
Ameren Corp.	—	*	27
American Electric Power Co., Inc.	1		51
American Water Works Co., Inc.	—	*	46
Atmos Energy Corp.	—	*	10
CenterPoint Energy, Inc.	1		17
CMS Energy Corp.	—	*	28
Consolidated Edison, Inc.	—	*	32
Dominion Energy, Inc.	1		83
DTE Energy Co.	—	*	32
Duke Energy Corp.	1		84
Edison International	1		39
Entergy Corp.	—	*	30
Evergy, Inc.	—	*	23
Eversource Energy	1		46
Exelon Corp.	1		55
FirstEnergy Corp.	1		26
NextEra Energy, Inc.	3		195
NiSource, Inc.	1		13
PG&E Corp.(A)	2		26
Pinnacle West Capital Corp.	—	*	13
PPL Corp.	1		33
Public Service Enterprise Group, Inc.	1		44
Sempra Energy	—	*	49
Southern Co. (The)	1		83
WEC Energy Group, Inc.	1		48
Xcel Energy, Inc.	1		47
			1,230

Total United States - 57.4%			$44,412

TOTAL COMMON STOCKS – 99.3%			$78,913
(Cost: $53,533)

PREFERRED STOCKS
Germany
Consumer Discretionary – 0.1%
Volkswagen AG, 2.260%	—	*	58

Consumer Staples – 0.1%
Henkel AG & Co. KGaA	—	*	33

Total Germany - 0.2%			$91
South Korea
Information Technology – 0.1%
Samsung Electronics Co. Ltd.	1		80

Total South Korea - 0.1%			$80

TOTAL PREFERRED STOCKS – 0.3%			$171
(Cost: $120)

WARRANTS
Switzerland – 0.0%
Compagnie Financiere Richemont S.A., Expires 12-30-45(D)	2		$—	*

Thailand – 0.0%
BTS Group Holdings Public Co. Ltd., Expires 12-30-40(D)	8		—	*
Minor International Public Co. Ltd., Expires 12-29-29(D)	1		—	*
			—	*

United States – 0.0%
Occidental Petroleum Corp., Expires 8-4-27(D)	—	*	2

TOTAL WARRANTS – 0.0%			$2
(Cost: $6)

SHORT-TERM SECURITIES
Money Market Funds(E) – 0.6%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.030%(F)	439		439

TOTAL SHORT-TERM SECURITIES – 0.6%			$439
(Cost: $439)

TOTAL INVESTMENT SECURITIES – 100.2%			$79,525
(Cost: $54,098)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%			(139)

NET ASSETS – 100.0%			$79,386

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $625 are on loan.
(C)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020 the total value of these securities amounted to $138 or 0.2% of net assets.

(D)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(E)	Rate shown is the annualized 7-day yield at December 31, 2020.
(F)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2		Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$5,217	$1,999		$—
Consumer Discretionary	6,968	3,203		—
Consumer Staples	3,109	2,444		—
Energy	1,337	1,021		—
Financials	5,557	5,136		—
Health Care	6,125	3,062		—
Industrials	4,004	3,559		—
Information Technology	13,633	3,868		—
Materials	1,829	2,358		—
Real Estate	1,255	892		—
Utilities	1,390	947		—
Total Common Stocks	$50,424	$28,489		$—
Preferred Stocks	—	171		—
Warrants	2	—	*	—
Short-Term Securities	439	—		—
Total	$50,865	$28,660		$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$54,098

Gross unrealized appreciation	28,282

Gross unrealized depreciation	(2,855)

Net unrealized appreciation	$25,427